SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers and upon the merger of Miller-Stuart into Welding, is a manufacturer of aerospace components specializing in electromechanical systems, harness and cable assemblies, electronic equipment and printed circuit boards. Woodbine is a manufacturer of aerospace components whose customers include major aircraft component suppliers. Decimal is a manufacturer of aerospace components specializing in welded and brazed chassis structures housing electronics in aircraft whose customers include major aircraft component suppliers. Eur-Pac specializes in military packaging and supplies. Eur-Pac’s primary business is “kitting” of supplies for all branches of the United States Defense Department including ordnance parts, hose assemblies, hydraulic, mechanical and electrical assemblies. Sterling manufactures components for aircraft and ground turbine engines. Compac specializes in the manufacture of RFI/EMI (Radio Frequency Interference – Electro-Magnetic Interference) shielded enclosures for electronic components. The Company’s customers are primarily publicly traded companies in the aerospace and other industries.

Inventory Valuation

The Company does not take physical inventories at interim quarterly reporting periods. Approximately 50% of the inventory value at June 30, 2017 has been estimated using a gross profit percentage based on sales of previous periods to the net sales of the current period, as management believes that the gross profit percentage on these items are materially consistent from period to period. The remainder of the inventory value at June 30, 2017 is estimated based on the Company's standard cost perpetual inventory system, as management believes the perpetual system computed value for these items provides a better estimate of value for that inventory. Adjustments to reconcile the annual physical inventory to the Company’s books are treated as changes in accounting estimates and are recorded in the fourth quarter. The Company valued inventory at December 31, 2016 at the lower of cost on a first-in-first-out basis or market.

	June 30, 2017	December 31, 2016
	(Unaudited)
Raw Materials	$7,134,000	$7,031,000
Work in Process	25,344,000	25,635,000
Finished Goods	12,112,000	11,751,000
Inventory Reserve	(5,001,000)	(4,566,000)
Total Inventory	$39,589,000	$39,851,000

Credit and Concentration Risks

There were three customers that represented 57.2% and three customers that represented 42.4% of total sales for the three months ended June 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	16.7	11.8
2	17.0	11.6
3	23.5	19.0

There were three customers that represented 53.5% and four customers that represented 54.0% of total sales for the six months ended June 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	16.7	20.8
2	19.4	11.8
3	17.4	11.2
4	*	10.2

* Customer was less than 10% of sales for the six months ended June 30, 2017

There were two customers that represented 51.2% of gross accounts receivable and one customer that represented 19.9% of gross accounts receivable at June 30, 2017 and December 31, 2016, respectively. This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2017	2016
	(Unaudited)
1	34.2	19.9
2	17.0	*

* Customer was less than 10% of Gross Accounts Receivable at December 31, 2016

During the six months ended June 30, 2017 and 2016, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit. The Company has not experienced any losses on these accounts.

The Company has several key sole-source suppliers of various parts that are important for one or more of its products. These suppliers are its only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide parts for any reason, its business could be severely harmed.

Earnings per share

Basic earnings per share is computed by dividing the net income (loss) applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Weighted average shares outstanding used to compute basic earnings per share	7,650,165	7,587,763	7,650,165	7,586,264
Effect of dilutive stock options and warrants	—	—	—	—
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	7,650,165	7,587,763	7,650,165	7,586,264

The following table sets forth securities which were excluded from the diluted per share calculation because the conversion price or the exercise price was greater than the average market price of the common shares:

	Three and Six Months Ended
	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)
Convertible Preferred Stock	2,630,953	1,422,750
Stock Options	516,342	202,964
Warrants	978,673	—
	4,125,968	1,625,444

The following table sets forth securities which were excluded from the diluted per share calculation for the six months ended June 30, 2017 and 2016 even though the exercise price was less than the average market price of the common shares and unvested restricted stock because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)
Stock Options	—	484,648
Warrants	85,175	278,405
Unvested Restricted Stock	—	27,000
	85,175	790,053

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model. Stock based compensation amounted to $0 and $56,000 for the three months ended June 30, 2017 and 2016, respectively and $(73,000) and $83,000 for the six months ended June 30, 2017 and 2016, respectively, and was included in operating expenses on the accompanying Condensed Consolidated Statements of Operations.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $9,883,000 at June 30, 2017 and December 31, 2016 relates to the acquisitions of Welding ($291,000), NTW ($162,000), Woodbine ($2,565,000), Eur-Pac ($1,656,000), ECC ($109,000), Sterling ($4,540,000) and Compac ($560,000). Goodwill is not amortized, but is tested annually for impairment, or if circumstances occur that more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company has determined that there has been no impairment of goodwill at June 30, 2017.

Debt Issuance Costs

Effective January 1, 2016, the Company adopted FASB ASU 2015-15 “Interest-Imputation of Interest (Subtopic 835-30), Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting”. The amendments to the SEC paragraphs in this update state that given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The adoption of this amended guidance did not have a significant impact on the Company's consolidated financial statements.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract.  Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period.  Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet.

Recently Issued Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10)” (“ASU 2016-01”).The main objective of ASU 2016-01 is enhancing the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of ASU 2016-01 to have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The main objective of ASU 2016-02 is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. To meet that objective, the FASB is amending the FASB Accounting Standards Codification and creating Topic 842, Leases. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company does not expect the adoption of ASU 2016-02 to have a significant impact on its consolidated financial statements.

In April 2016, the FASB issued ASU 2016-10 “Revenue from Contracts with Customers (Topic 606)” (“ASU 2016-10”). The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in ASU 2016-10 affect the guidance in ASU 2014-09, “Revenue from Contracts with Customers”, which is not yet effective. The effective date and transition requirements of ASU 2016-10 are the same as the effective date and transition requirements of ASU 2014-09. They are effective prospectively for reporting periods beginning after December 15, 2017 and early adoption is not permitted. The Company is currently assessing the impact of the adoption of these amendments on its consolidated financial statements.

In May 2016, the FASB issued Accounting Standards Update No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments do not change the core revenue recognition principle in Topic 606. The amendments provide clarifying guidance in certain arrow areas and add some practical expedients. These amendments are effective at the same date that Topic 606 is effective. Topic 606 is effective for public entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein (i.e., January 1, 2018, for a calendar year entity). Topic 606 is effective for nonpublic entities one year later. The Company is currently assessing the impact of the adoption of the amendments to Topic 606 and these amendments on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash, which clarifies the presentation requirements of restricted cash within the statement of cash flows. The changes in restricted cash and restricted cash equivalents during the period should be included in the beginning and ending cash and cash equivalents balance reconciliation on the statement of cash flows. When cash, cash equivalents, restricted cash or restricted cash equivalents are presented in more than one-line item within the statement of financial position, an entity shall calculate a total cash amount in a narrative or tabular format that agrees to the amount shown on the statement of cash flows. Details on the nature and amounts of restricted cash should also be disclosed. This standard is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of this standard on our financial statements.

In January 2017, the FASB issued ASU 2017-01 (“ASU 2017-01”), Business Combinations, which clarifies the definition of a business, particularly when evaluating whether transactions should be accounted for as acquisitions or dispositions of assets or businesses. The first part of the guidance provides a screen to determine when a set is not a business; the second part of the guidance provides a framework to evaluate whether both an input and a substantive process are present. The guidance will be effective after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted for transactions that have not been reported in issued financial statements. The Company is currently assessing the impact of this update on the presentation of these financial statements.

In January 2017, FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment, Step 2 of the goodwill impairment test, which requires determining the implied fair value of goodwill and comparing it with its carrying amount has been eliminated. Thus, the goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount (i.e., what was previously referred to as Step 1). In addition, ASU No. 2017-04 requires entities having one or more reporting units with zero or negative carrying amounts to disclose (1) the identity of such reporting units, (2) the amount of goodwill allocated to each, and (3) in which reportable segment the reporting unit is included. ASU No. 2017-04 is effective as follows: (1) for a public business entity that is an SEC filer for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of this standard on our financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted classified as liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. The guidance in ASU 2017-11is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied using a full or modified retrospective approach. The Company adopted this guidance in the current quarter, effective April 1, 2017.  As a result, the warrants issued on May 12, 2017, in connection with the bridge financing, were equity-classified.

The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Subsequent Events

Management has evaluated subsequent events through the date of this filing.

On July 12, 2017, the Company sold 5,175,000 shares of common stock at a price of $1.50 per for gross proceeds of $7,762,500 in an underwritten public offering (“Public Offering”) from which it derived net proceeds of $6,819,125, of which approximately $4,000,000 was used to pay outstanding trade payables, $463,501 was used to redeem an equal principal amount of the $4,158,624 principal amount of the Notes (the “May 2018 Notes”) sold together with warrants to purchase an aggregate of 501,039 shares of common stock, in May 2017 to 17 accredited investors (including Michael N. Taglich and Robert F. Taglich individually and a partnership of which they are partners) and $2,355,624 was added to the Company’s working capital.

In connection with the Public Offering, $1,860,908 aggregate principal amount of the May 2018 Notes were converted into an aggregate of 1,240,605 shares of the Company’s common stock at a conversion price of $1.50 per share, the public offering price of the shares sold in the Public Offering.

In addition, the restructuring transactions described below, contemplated by the Public Offering, are to be effected at a conversion price of $1.50 per share following a stockholder vote thereon at the Company’s 2017 Annual Meeting of Stockholders, which it expects to hold in October 2017:

·	An additional $1,834,214 aggregate principal amount of May 2018 Notes will be converted into additional 1,222,809 shares of the Company’s common stock.

·	The entirety of our outstanding 1,294,441 shares of Series A Preferred Stock will automatically be converted into 8,629,606 shares of common stock.

·	Notes in the original principal amount of $200,000 and $300,000 due to Michael N. Taglich and Robert F. Taglich, respectively, together with accrued interest thereon, will automatically be converted into approximately 346,944 shares of common stock.

The Company issued warrants to purchase 501,039 shares of common stock as part of the private placement of the May 2018 Notes. The warrants, when issued, were exercisable at an initial exercise price of $2.49 per share until May 12, 2022, and may be exercised on a cashless basis for a lesser number of shares based upon prevailing market prices when exercised. The exercise price of the warrants is subject to anti-dilution and other adjustments, including stock splits, and in the event of certain fundamental transactions such as recapitalizations, mergers and other business combination transactions. In accordance with the terms of the warrants, the exercise price was reduced to $1.50 per share, the public offering price of the shares of common stock sold in the Public Offering.

In July 2017, the Company amended the Certificate of Designation authorizing the issuance of the Series A Preferred Stock to provide for the automatic conversion of the outstanding shares of Series A Preferred Stock into common stock at a conversion price of $1.50, the offering price of the shares of common stock in the Public Offering, subject to stockholder approval in accordance with the applicable rules of the NYSE MKT. In addition, the amendment to the Certificate of Designation eliminated the liquidation preference and quarterly dividend payable to holders of the Series A Preferred Stock. Holders of the Series A Preferred Stock now share ratably with the holders of the common stock on an as-converted basis (2.0325 shares of common stock for each share of Series A Preferred Stock held of record) with respect to dividends declared, paid or set aside for payment, assets available for distribution to stockholders upon the liquidation, dissolution or winding up of our affairs, in addition to voting upon the election of directors and other matters submitted to stockholders for approval, except for matters requiring a class vote of the holders of the Series A Preferred Stock specified in the Certificate of Designation or under applicable law. At a meeting on July 24, 2017, our Board of Directors adopted a further amendment to the Certificate of Designation, subject to approval by holders of a majority of the outstanding shares of Series A Preferred Stock, to provide for the automatic conversion of the outstanding shares of Series A Preferred Stock into shares of common stock at a conversion price of $1.50 per share if stockholders do not approve the Restructuring Transactions at the Company’s 2017 Annual Meeting of Stockholders.